ASYMmetric Smart S&P 500 ETF
Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 7.9%
Activision Blizzard, Inc.	6,380	$546,064
AT&T, Inc.	25,723	495,168
Electronic Arts, Inc.	4,383	527,933
Verizon Communications, Inc.	12,534	487,447
		2,056,612
Consumer Discretionary - 8.5%
Hasbro, Inc.	9,827	527,612
McDonald's Corp.	2,048	572,641
O'Reilly Automotive, Inc. *	652	553,535
Yum! Brands, Inc.	4,252	561,604
		2,215,392
Consumer Staples - 9.0%
Campbell Soup Co.	10,824	595,104
Dollar General Corp.	2,475	520,888
General Mills, Inc.	7,150	611,039
J.M. Smucker Co.	3,844	604,930
		2,331,961
Energy - 4.8%
Exxon Mobil Corp.	5,525	605,871
Valero Energy Corp.	4,610	643,556
		1,249,427
Financials - 18.6%
Cboe Global Markets, Inc.	3,937	528,503
CME Group, Inc.	2,680	513,273
Everest Re Group Ltd.	1,281	458,624
Fiserv, Inc. *	4,297	485,690
Globe Life, Inc.	4,082	449,102
Jack Henry & Associates, Inc.	3,011	453,818
Mastercard, Inc.	1,392	505,867
The Travelers Companies, Inc.	2,683	459,893
Visa, Inc.	2,249	507,059
W. R. Berkley Corp.	7,504	467,199
		4,829,028
Health Care - 14.1%
AbbVie, Inc.	3,380	538,671
Biogen, Inc. *	1,928	536,042
Bristol-Myers Squibb Co.	7,543	522,805
DaVita, Inc. *	6,323	512,859
Incyte Corp. *	6,757	488,328
Johnson & Johnson	3,394	526,070
Merck & Co., Inc.	4,896	520,885
		3,645,660
Industrials - 12.3%
Automatic Data Processing, Inc.	2,250	500,918
Broadridge Financial Solutions, Inc.	3,478	509,770
Huntington Ingalls Industries, Inc.	2,509	519,413
Lockheed Martin Corp.	1,139	538,440
Northrop Grumman Corp.	1,163	536,980
Waste Management, Inc.	3,605	588,228
		3,193,749
Information Technology - 15.7%
Akamai Technologies, Inc. *	6,806	532,910
Cisco Systems Inc.	10,214	533,937
Gen Digital, Inc.	25,336	434,766
International Business Machines Corp.	3,826	501,550
Motorola Solutions, Inc.	1,882	538,497
PTC, Inc. *	3,907	500,994
Teledyne Technologies, Inc. *	1,139	509,543
Texas Instruments, Inc.	2,885	536,639
		4,088,836
Materials - 3.1%
Newmont Corp.	16,162	792,261
Real Estate - 2.6%
Realty Income Corp.	10,690	676,891
Utilities - 2.8%
Dominion Energy, Inc.	12,889	720,624
TOTAL COMMON STOCKS
(Cost $25,987,001)		25,800,441

SHORT-TERM INVESTMENT - 0.5%
Money Market Deposit Account - 0.5%
U.S. Bank N.A., 4.480% (a)
(Cost $123,745)	123,745	123,745

Total Investments - 99.9%
(Cost $26,110,746)		25,924,186
Other Assets and Liabilities, Net - 0.1%		29,230
Total Net Assets - 100.0%		$25,953,416

*	Non-income producing security.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,800,441	$-	$-	$25,800,441
Short-Term Investment	123,745	-	-	123,745
Total Investments	$25,924,186	$-	$-	$25,924,186

Refer to the Schedule of Investments for further information on the classification of investments.